Employee benefit plans (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Company match of voluntary contributions made by employees, percentage of base salary	5.00%
Contributions made by the Company during the year	CAD 877	CAD 865